Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses And Other Liabilities
12.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payable to online advertising platforms as agency	1,601,794	1,292,499	184,825
Accrued operating expenses	425,577	255,682	36,562
Salary and welfare payable	74,367	85,846	12,276
Advance received in advertising agency services	157,870	166,134	23,757
Accrued advertising, marketing and promotional expenses	64,541	47,441	6,784
Deferred revenue	302,531	291,152	41,635
Operating lease liabilities current portion	12,682	9,021	1,290
Other taxes payable	35,254	39,591	5,661
Others	82,189	77,293	11,052
Total	2,756,805	2,264,659	323,842

Other non-current liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Uncertain tax position	155,746	147,139	21,041
Operating lease liabilities non-current portion	12,928	6,224	890
Others	3,674	1,059	151
Total	172,348	154,422	22,082